STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Consultant [Member]	Dec. 31, 2012 Consultant Two [Member]	Mar. 26, 2013 Employee [Member]	Dec. 31, 2012 Employee [Member]	Mar. 26, 2013 Shareholders [Member]	Mar. 31, 2012 Officers and Directors [Member]	Dec. 31, 2013 Former Board Member and Current Board Member [Member]
Equity Issuance [Line Items]
Preferred Stock, shares authorized	25,000,000	25,000,000
Preferred Stock, par value per share	$ 0	$ 0
Preferred Stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	100,000,000	100,000,000
Common Stock, par value per share	$ 0.001	$ 0.001
Common stock, shares issued	10,799,339	11,681,477
Common stock, shares outstanding	10,799,339	11,681,477
Common shares issued in private placement, shares	4,319,339	1,150,022
Common shares issued in private placement, value	$ 1,833,620	$ 3,054,163
Common shares issued for services, shares			270,000	195,000		260,000		5,325,000	200,000
Common shares issued for services, value			23,760	195		2,600		5,325	17,600
Common shares issued for property, shares	700,000
Common shares repurchased, shares					100,000		275,000
Common shares repurchased for cash, amount					150,000		825,000
Retirement of shares to settle claims					250,000
Value of claims against employee					$ 22,000